Segment Analysis - Summary of Analysis of Revenue by Geographical Origin (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Geographical Areas [Line Items]
Revenue	£ 7,492	£ 7,341	£ 6,889
North America [member]
Disclosure Of Geographical Areas [Line Items]
Revenue	4,013	3,998	3,697
Europe
Disclosure Of Geographical Areas [Line Items]
Revenue	2,790	2,644	2,568
Rest of world [member]
Disclosure Of Geographical Areas [Line Items]
Revenue	£ 689	£ 699	£ 624